Convertible Debt - Narrative (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 29, 2021	Apr. 30, 2022	Apr. 30, 2022	Oct. 31, 2021
Koch Strategic Platforms Convertible Note
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes	$ 100,000,000
Borrowings, conversion price (in dollars per share)	$ 13.43
Percentage of 7-day-volume weighted average price of common shares used to determine conversion price	125.00%
Borrowings, conversion price triggering conversion feature (in dollars per share)	$ 17.46
Koch Strategic Platforms Convertible Note | Embedded Derivative
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 27,681,043
Koch Strategic Platforms Convertible Note | Debt Principal
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 72,318,957
Koch Strategic Platforms Convertible Note | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	5.00%
Adjustment to paid in kind interest rate	6.00%
Koch Strategic Platforms Convertible Note | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed	1.00%
Koch Strategic Platforms Convertible Note | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed	2.00%
Convertible debt
Disclosure of detailed information about borrowings [line items]
Accrued interest paid in kind			$ (1,827,778)	$ 0
Borrowing costs recognised as expense			(1,599,737)
Fair value (gain) loss on embedded derivative		$ (2,861,556)	$ (17,559,830)	$ 1,347,895